Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

Note 11 — Commitments and contingencies

Leases

The Company leases office spaces in South Carolina under operating lease agreements with related parties, which have a remaining lease term of up to five years, some of which include options to extend on a month-to-month basis, and some of which include options to terminate the lease. These options are excluded from the calculation of the ROU asset and lease liability until it is reasonably certain that the option will be exercised. The Company recognized an operating lease expense of $201,439 and $159,679 within Selling, general, and administrative expense on the Condensed Consolidated Statements of Operations for the three months ended March 31, 2023 and 2022, respectively. Operating lease expense included variable lease expense of $11,925 and $18,237 for the three months ended March 31, 2023 and 2022, respectively. The weighted-average discount rate for the operating leases entered into during the three months ended March 31, 2023 and 2022 was 5.54% and 3.16% and the weighted-average remaining lease term was 2.11 and 2.4 years, respectively.

During the year ended December 31, 2022, Legacy UHG closed on 19 sale-leaseback transactions with related parties, whereby it is the lessee. Leases commenced on January 1, 2023. The Company is responsible for paying the operating expenses associated with the model homes while under lease. The rent expense associated with sale-leaseback agreements that mature in less than 12 months (and are excluded thus from the ROU asset and lease liability) is $68,625 for the three months ended March 31, 2023.

The maturity of the contractual, undiscounted operating lease liabilities as of March 31, 2023 are as follows:

Lease Payment
2023	$361,734
2024	292,992
2025	108,792
2026	48,000
2027 and thereafter	—
Total undiscounted operating lease liabilities	$811,518
Interest on operating lease liabilities	(43,236)
Total present value of operating lease liabilities	$768,282

The Company has certain leases which have initial lease terms of twelve months or less (“short-term leases”). The Company elected to exclude these leases from recognition, and these leases have not been included in our recognized operating ROU assets and operating lease liabilities. The Company recorded $95,381 and $34,335 of rent expense related to the short-term leases within Selling, general and administrative expense on the Condensed Consolidated Statements of Operations for the three months ended March 31, 2023 and 2022, respectively.

Litigation

The Company is subject to claims and lawsuits that may arise primarily in the ordinary course of business, which consist mainly of construction defect claims. It is management’s opinion that if a claim has merit, other parties will be partially responsible or liable for the claim. When the Company believes that a loss is probable and estimable and not fully able to be recouped, the Company will record an expense and corresponding contingent liability. As of the date of these Condensed Consolidated Financial Statements, management believes that the Company has not incurred a liability as a result of any claims. Below is a summary of recent and current pending litigation involving the Company.

The Company is a defendant in a class action lawsuit claiming that the Company required the lawsuit’s representative to sign a waiver of the common law warranty of habitability in the contract for sale but received no compensation for the waiver. The representative and other members of the class that purchased using the same contract seek compensation for the value of the waiver. The suit specifically declines to claim that there was any construction defect in the homes sold by the Company. Management and legal counsel for the Company are uncertain as to the likelihood of the outcome of the case and the amount of potential damages is neither known nor reasonably estimable. No amounts have been accrued for in the matter. A hearing before the S.C. Court of Appeals was held in April 2021 regarding arbitration; however, the court has not rendered a decision. If this case were to go to trial it is anticipated that the matter would be unresolved for several years.

The Company is a defendant in a claim involving construction defects associated with improper slope of a sewer line in and under the slab at the property causing damages, where the Company served as the general contractor for original construction of the residence. The Company was served with a summons and complaint in this matter on February 1, 2023. The Company has submitted this matter to the insurance carrier, and they have engaged a law firm. The Company’s assessment of liability at this time is unknown as it has been just served with the summons and complaint. According to the insurance carrier, there is no deductible for this claim. The Company believes the insurance will cover any amounts that may ultimately be determined to be owed, if any.

The Company is involved in a litigation regarding a variance for a subdivision. The Company applied for a variance for a subdivision from the Horry County Supplemental Flood Zone freeboard requirement, which was granted by the Horry County Board of Construction Adjustments and Appeals in August 2022. The Horry County Board of Construction Adjustments and Appeals reconsidered the variance in September 2022 to allow county staff and the Company to reach a compromise on the freeboard requirement. County staff and the Company agreed to a reduction in the freeboard requirement to two feet rather than three, and the Board again approved the variance at its February 2023. Due to a lack of information on the possible impact to the county’s flood insurance rating, a vote on the amendment failed at the Horry County Council meeting later that month. Subsequently, Horry County filed an appeal of the Board’s decision to grant the variance. If the Horry County Council approves the amendment, the litigation will be moot. However, it the amendment does not get approved, the Company would have to build to the three-foot freeboard rather than the two-foot previously granted. The Company is of the opinion that such matter will be resolved without material effect on the Company’s financial condition or results of operations as the plaintiff is not seeking monetary damages and the Company is expecting the case to be dismissed in near future.

The Company is a defendant in a claim regarding high levels of Volatile Organic Compound in a house in Anderson, South Carolina. The Company’s investigations into this matter have resulted in indoor air sampling and soil gas screening indicating that the subject lot, and potentially others in the area, have been impacted by historical industrial activities predating the construction of the houses. The Company is investigating the extent and degree to which these impacts may have impacted other homes and is working with South Carolina environmental regulators to determine if additional actions will be required. Potential costs or liabilities associated with this matter cannot be determined at this time.

Note 9 — Commitments and contingencies

Leases

The Company leases office spaces in South Carolina under operating lease agreements with related parties, which have a remaining lease term of up to five years, some of which include options to extend on a month-to-month basis, and some of which include options to terminate the lease. These options are excluded from the calculation of the ROU asset and lease liability until it is reasonably certain that the option will be exercised. The Company recognized an operating lease expense of $555,806 within Selling, general, and administrative expense on the statement of income for the year ended December 31, 2022. Operating lease expense included variable lease expense of $92,285 for the year ended December 31, 2022. The weighted-average discount rate for the operating leases entered into during the year ended December 31, 2022 was 4.90% and the weighted-average remaining lease term was 2.16 years.

During the year ended December 31, 2022, the Company closed on 19 sale-leaseback transactions with related parties. For information on sale-leaseback transaction with related parties, see Note 6 — Related party transactions.

The maturity of the contractual, undiscounted operating lease liabilities as of December 31, 2022 are as follows:

December 31,	Lease Payment
2023	578,280
2024	305,400
2025	121,200
2026	48,000
2027 and thereafter	—
Total undiscounted operating lease liabilities	$1,052,880
Interest on operating lease liabilities	(51,603)
Total present value of operating lease liabilities	$1,001,277

Total rent expense for the year ended December 31, 2021 was $931,078.

The Company has certain leases which have initial lease terms of twelve months or less (“short-term leases”). The Company elected to exclude these leases from recognition, and these leases have not been included in our recognized operating ROU assets and operating lease liabilities. The Company recorded $94,386 and $344,016 of rent expense related to the short-term leases within selling, general and administrative expense on the Statements of Income for the year ended December 31, 2022, and 2021, respectively.

Litigation

The Company is considered to be the primary responsible party for claims and lawsuits brought against the Shareholders and Other Affiliates based on its financial resources. The Company is subject to claims and lawsuits that may arise primarily in the ordinary course of business, which consist mainly of construction defect claims. It is management’s opinion that if a claim has merit, other parties will be partially responsible or liable for the claim. When the Company believes that a loss is probable and estimable and not fully able to be recouped, the Company will record an expense and corresponding contingent liability. As of the date of these financial statements, management believes that the Company has not incurred a liability as a result of any claims. Below is a summary of current pending litigation involving the Company.

The Company is a defendant in a claim involving residential construction defects associated with the premature deterioration of sloped land behind neighboring homes, where the Company served as the general contractor for original construction of the residence in 2013. The Company asserts the slope failure that has caused damage to the structural integrity of the plaintiff’s homes is the result of the plaintiff’s next-door neighbor who voluntarily cleared vegetation from the rear of their home thereby causing the erosion of soil and resulting damages. In 2022, the matter was settled, and the case was dismissed for an immaterial amount.

The Company is a defendant in a class action lawsuit claiming that the Company required the lawsuit’s representative to sign a waiver of the common law warranty of habitability in the contract for sale but received no compensation for the waiver. The representative and other members of the class that purchased using the same contract seek compensation for the value of the waiver. The suit specifically declines to claim that there was any construction defect in the homes sold by the Company. Management and legal counsel for the Company are uncertain as to the likelihood of the outcome of the case and the amount of potential damages is neither known nor reasonably estimable. No amounts have been accrued for the matter. A hearing before the S.C. Court of Appeals was held in April 2021 regarding arbitration; however, the court has not rendered a decision. If this case were to go to trial it is anticipated that the matter would be unresolved for several years.